FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Fair value measurement
Unrealized gains (upward adjustments)	¥ 14,155	$ 2,033	¥ 64,628
Significant unobservable inputs (Level 3)
Fair value measurement
Long-term investments	119,927		94,628	$ 17,226
Non-recurring fair value measurement
Fair value measurement
Long-term investments	119,927		94,628
Non-recurring fair value measurement | Significant unobservable inputs (Level 3)
Fair value measurement
Long-term investments	119,927		¥ 94,628
Recurring fair value measurement
Fair value measurement
Financial assets and liabilities measured and recorded at fair value	¥ 0